Revenue and segment reporting - Reconciliation of (loss)/profit before income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment reporting
Segment operating (loss)/profit	$ 2,595	$ (5,306)	$ (3,644)
Finance (costs)/income, net	548	104	(145)
Other (loss)/gains, net	505	(18,071)	(9,747)
Share of losses from an equity investee	(50)
Loss before income tax from continuing operations	(3,598)	23,273	13,536
Digital Assets Services and Solution
Segment reporting
Segment operating (loss)/profit	4,380	$ (5,306)	$ (3,644)
Online Advertising and SaaS Solutions
Segment reporting
Segment operating (loss)/profit	3,010
Other segment
Segment reporting
Segment operating (loss)/profit	(4,795)
Share of losses from an equity investee	$ (50)